Restricted Cash	9 Months Ended
Sep. 30, 2013
Restricted Cash
Restricted Cash

D. Restricted Cash

        Restricted cash of $420.9 million and $695.4 million at September 30, 2013 and December 31, 2012, respectively, consisted primarily of cash that is restricted under our ECA facility agreement entered into in 2004 and the Ex-Im financing. See Note J—Debt Financings.